Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,132,000
Previously Paid Amount	0.00
Total Fee Amount	5,127.93
Total Offset Amount	0.00
Net Fee	5,127.93
Narrative - Max Aggregate Offering Price	$ 37,132,000
Final Prospectus	true